Variable Interest Entity	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Abstract]
Variable Interest Entity

Note 15 – Variable Interest Entity

Variable interest entities (“VIEs”) are entities in which equity investors lack the characteristics of a controlling financial interest.

Cheyi Network

The Cheyi BVI, which is acquired by the Company on December 29, 2021, operates business mainly through its variable interest entities (“VIE”) in the PRC, based on a series of contractual arrangements (collectively the “VIE Agreements”). As a result of the VIE Agreements that our Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Cheyi WFOE”) entered with Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi Network”), and its shareholders, the control and benefits of Cheyi Network were accrued to us subject to the conditions that we have satisfied for consolidation of Cheyi Network and its subsidiaries under U.S. GAAP. Such conditions include that (i) we control Cheyi Network through power to govern the activities which most significantly impact Cheyi Network’s economic performance, (ii) we are contractually obligated to absorb losses of Cheyi Network that could potentially be significant to Cheyi Network, and (iii) we are entitled to receive benefits from Cheyi Network that could potentially be significant to Cheyi Network. We are regarded as the primary beneficiary of Cheyi Network and its subsidiaries, and Cheyi Network and its subsidiaries are treated as our consolidated affiliated entity under U.S. GAAP. We have consolidated the financial results of Cheyi Network and its subsidiaries in our consolidated financial statements for accounting purposes in accordance with U.S. GAAP.

The Company believes that Cheyi Network is considered a VIE under Accounting Codification Standards (“ASC”) 810 “Consolidation”, because the equity investors in Cheyi Network no longer have the characteristics of a controlling financial interest, and the Company, through Cheyi WFOE, is the primary beneficiary of Cheyi Network and controls Cheyi Network’s operations. Accordingly, Cheyi Network has been consolidated as a deemed subsidiary into the Company as a reporting company under ASC 810.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Cheyi Network which is identified as a VIE of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment of the involvement with Cheyi Network reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Cheyi Network. Cheyi WFOE is obligated to absorb a majority of the loss from Cheyi Network activities and receive a majority of Cheyi Network’s expected residual returns. In addition, Cheyi Network’s shareholders have pledged their equity interest in Cheyi Network to Jianzhi Beijing, irrevocably granted Cheyi WFOE an exclusive option to purchase, to the extent permitted under PRC Law, all or part of the equity interests in Cheyi Network and agreed to entrust all the rights to exercise their voting power to the person(s) appointed by Cheyi WFOE. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Cheyi Network and the financial positions, the operating results and cash flows of Cheyi Network and Cheyi Network’s subsidiaries are consolidated in the Company for financial reporting purposes.

The following is a summary of VIE Agreements by and among Cheyi Network, a subsidiary of Cheyi BVI, Cheyi WFOE and the shareholders of Cheyi BVI. Each of the VIE Agreements is described in detail below:

Master Exclusive Service Agreement

Under the Master Exclusive Service Agreement dated November 24, 2021, Cheyi WFOE has agreed to provide the following services (among others) to Cheyi Network:

●	information consulting services regarding the business operation of Service Receiving Parties;

●	public relation services;

●	market investigation, research and consulting services;

●	Leasing, assignment or disposal of properties;

●	recruiting, managing and training of necessary personnel to sustain the business operation;

●	marketing channel to cooperate with business-relating third-party platforms;

●	customer order management and customer services;

●	mid or short-term market development and market planning services;

●	human resource management and internal information management;

●	Design, installation, daily management, maintenance and updating of network system, hardware and database design, and/or other services determined from time to time by Cheyi Network according to the need of business and capacity of the Cheyi WFOE.

This agreement was effective from November 24, 2021 and will continue to be effective unless it is terminated by written notice of Cheyi.

Business Cooperation Agreement

Under the Business Cooperation Agreement entered into by Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, all parties agreed that without obtaining Cheyi WFOE ’s prior written consent, Cheyi shall not, and each of the Cheyi Network and shareholders of Cheyi Network shall cause each of Cheyi Network and its subsidiaries not to, engage in any transaction which may materially affect its asset obligation right or operation. Furthermore, Cheyi Network shall and shareholders of Cheyi Network shall cause Cheyi and its subsidiaries to accept suggestions raised by Cheyi WFOE over the employee engagement and replacement, daily operation, dividend distribution and financial management systems of Cheyi Network and its subsidiaries and Cheyi Network and its subsidiaries shall strictly abide by and perform accordingly.

Equity Interest Pledge Agreement

The shareholders of Cheyi Network entered into an Equity Pledge Interest Agreement with Cheyi WFOE, dated November 24, 2021. Under such equity pledge agreement, each of the shareholders of Cheyi Network pledged its respective equity interest in Cheyi Network to Cheyi WFOE to secure such shareholder’s obligations under the Exclusive Option Agreement, Proxy Agreement, Master Exclusive Service Agreement, and Letter of Confirmation and Undertaking.

Each of such shareholders further agreed not to transfer or pledge his or her respective equity interest in Cheyi Network without the prior written consent of Cheyi WFOE. The equity pledge agreement will remain effective until the shareholders fulfill their obligations and Cheyi WFOE discharges all the shareholders’ obligations under these VIE Agreements in writing.

Exclusive Option Agreement

Under the Exclusive Option Agreement entered into by Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, the shareholders of Cheyi Network granted Cheyi WFOE or its designee an option to purchase all or a portion of their respective equity interest in Cheyi Network for the RMB 1.

Each of shareholders of Cheyi Network agreed that, as of the effective date of this agreement, but before the transfer of all or part of the Cheyi Network’s equity interest to Cheyi Network WFOE, if the shareholders obtain dividends, bonuses or residual property from Cheyi Network, the shareholders shall transfer all the income (after tax) to Cheyi WFOE.

The exclusive option agreement shall remain in effect until all of the equity interests in or assets of Cheyi Network have been acquired by Cheyi WFOE or its designee, and upon the condition that Cheyi WFOE and its subsidiaries, branches can engage in the business of Cheyi Network legally.

Cheyi WFOE has the right to unilaterally terminate this agreement immediately by sending written notices to Cheyi Network and the shareholders of Cheyi Network at any time without liability for the breach. Unless otherwise mandatory by Chinese law, Cheyi Network and its shareholders has no right to unilaterally terminate this agreement.

Proxy Agreement

Under the Proxy Agreement among Cheyi WFOE, Cheyi Network and the shareholders of Cheyi Network, dated November 24, 2021, each of the shareholders of Cheyi Network has agreed to irrevocably entrust Cheyi WFOE or its designee to represent it to exercise all the shareholders’ rights to which it is entitled as a shareholder of Cheyi Network.

The Proxy Agreement is irrevocable and shall remain effective until upon the instruction of Cheyi WFOE.

Letter of Confirmation and Undertaking

Each shareholder of Cheyi Network had signed a Letter of Confirmation and Undertaking. Under the Letter of Confirmation and Undertaking, each shareholder of Cheyi Network confirmed undertake and warrant that his or her successor, guardian, creditor, spouse or any other person that may be entitled to assume rights and interests in the equity interest of Cheyi Network held by him or her upon his or her death incapacity, divorce or any circumstances that may affect his or her ability to exercise rights of shareholder in Cheyi Network will not, in any manner and under any circumstances, take any action that may affect or hinder the fulfillment of his or her obligations under each of the Master Exclusive Service Agreement, the Business Cooperation Agreement, the Proxy Agreement, the Exclusive Option Agreement, and the Equity Interest Pledge Agreement executed by him or her on November 24, 2021.

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, effective on January 1, 2020. The Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its car-hailing and driver management services business that specializes in car-hailing and driver management services s may be negatively affected if the PRC government was to carry out any aforementioned actions.

Zhisheng

The Yinhua, which is acquired by the Company on March 14, 2022, operates business mainly through its variable interest entities (“VIE”) in the PRC, based on a series of contractual arrangements (collectively the “VIE Agreements”). As a result of the VIE Agreements that our Zhejiang Caiyunlian Technology Co., Ltd. (“Yinhua WFOE”) entered with Hainan Zhisheng Car Services Co., Ltd. (“Zhisheng”), and its shareholders, the control and benefits of Zhisheng were accrued to us subject to the conditions that we have satisfied for consolidation of Zhisheng under U.S. GAAP. Such conditions include that (i) we control Zhisheng through power to govern the activities which most significantly impact Zhisheng’s economic performance, (ii) we are contractually obligated to absorb losses of Zhisheng that could potentially be significant to Zhisheng, and (iii) we are entitled to receive benefits from Cheyi Network that could potentially be significant to Zhisheng. We are regarded as the primary beneficiary of Zhisheng, and Zhisheng is treated as our consolidated affiliated entity under U.S. GAAP. We have consolidated the financial results of Zhisheng in our consolidated financial statements for accounting purposes in accordance with U.S. GAAP.

The following is a summary of VIE Agreements by and among Zhisheng, a subsidiary of Yinhua, Yinhua WFOE and the shareholders of Yinhua. Each of the VIE Agreements is described in detail below:

Master Exclusive Service Agreement

Under the Master Exclusive Service Agreement dated January 22, 2022, Yinhua WFOE has agreed to provide the following services (among others) to Zhisheng:

●	information consulting services regarding the business operation of Service Receiving Parties;

●	public relation services;

●	market investigation, research and consulting services;

●	Leasing, assignment or disposal of properties;

●	recruiting, managing and training of necessary personnel to sustain the business operation;

●	marketing channel to cooperate with business-relating third-party platforms;

●	customer order management and customer services;

●	mid or short-term market development and market planning services;

●	human resource management and internal information management;

●	Design, installation, daily management, maintenance and updating of network system, hardware and database design, and/or other services determined from time to time by Zhisheng according to the need of business and capacity of the Yinhua WFOE.

This agreement was effective from January 22, 2022 and will continue to be effective unless it is terminated by written notice of Zhisheng.

Business Cooperation Agreement

Under the Exclusive Option Agreement entered into by Yinhua WFOE, Zhisheng and the shareholders of Zhisheng, dated January 22, 2022, all parties agreed that without obtaining Yinhua WFOE ’s prior written consent, Zhisheng shall not, and each of the Zhisheng and shareholders of Zhisheng shall cause each of Zhisheng and its subsidiaries not to, engage in any transaction which may materially affect its asset obligation right or operation. Furthermore, Zhisheng shall and shareholders of Zhisheng shall cause Zhisheng and its subsidiaries to accept suggestions raised by Yinhua WFOE over the employee engagement and replacement, daily operation, dividend distribution and financial management systems of Zhisheng and its subsidiaries and Zhisheng and its subsidiaries shall strictly abide by and perform accordingly.

Equity Interest Pledge Agreement

The shareholders of Zhisheng entered into an Equity Pledge Interest Agreement with Yinhua WFOE, dated January 22, 2022. Under such equity pledge agreement, each of the shareholders of Zhisheng pledged its respective equity interest in Zhisheng to Yinhua WFOE to secure such shareholder’s obligations under the Exclusive Option Agreement, Proxy Agreement, Master Exclusive Service Agreement, and Letter of Confirmation and Undertaking.

Each of such shareholders further agreed not to transfer or pledge his or her respective equity interest in Zhisheng without the prior written consent of Yinhua WFOE. The equity pledge agreement will remain effective until the shareholders fulfill their obligations and Yinhua WFOE discharges all the shareholders’ obligations under these VIE Agreements in writing.

Exclusive Option Agreement

Under the Exclusive Option Agreement entered into by Yinhua WFOE, Zhisheng and the shareholders of Zhisheng, dated January 22, 2022, the shareholders of Zhisheng granted Yinhua WFOE or its designee an option to purchase all or a portion of their respective equity interest in Zhisheng for the RMB 1.

Each of shareholders of Zhisheng agreed that, as of the effective date of this agreement, but before the transfer of all or part of the Zhisheng’s equity interest to Yinhua WFOE, if the shareholders obtain dividends, bonuses or residual property from Zhisheng, the shareholders shall transfer all the income (after tax) to Yinhua WFOE.

The exclusive option agreement shall remain in effect until all of the equity interests in or assets of Zhisheng have been acquired by Yinhua WFOE or its designee, and upon the condition that Yinhua WFOE and its subsidiaries, branches can engage in the business of Zhisheng legally.

Yinhua WFOE has the right to unilaterally terminate this agreement immediately by sending written notices to Zhisheng and the shareholders of Zhisheng at any time without liability for the breach. Unless otherwise mandatory by Chinese law, Zhisheng and its shareholders has no right to unilaterally terminate this agreement.

Proxy Agreement

Under the Proxy Agreement among Yinhua WFOE, Zhisheng and the shareholders of Zhisheng, dated January 22, 2022, each of the shareholders of Zhisheng has agreed to irrevocably entrust Yinhua WFOE or its designee to represent it to exercise all the shareholders’ rights to which it is entitled as a shareholder of Zhisheng.

The Proxy Agreement is irrevocable and shall remain effective until upon the instruction of Yinhua WFOE.

Letter of Confirmation and Undertaking

Each shareholder of Zhisheng had signed a Letter of Confirmation and Undertaking. Under the Letter of Confirmation and Undertaking, each shareholder of Zhisheng confirmed undertake and warrant that his or her successor, guardian, creditor, spouse or any other person that may be entitled to assume rights and interests in the equity interest of Zhisheng held by him or her upon his or her death incapacity, divorce or any circumstances that may affect his or her ability to exercise rights of shareholder in Zhisheng will not, in any manner and under any circumstances, take any action that may affect or hinder the fulfillment of his or her obligations under each of the Master Exclusive Service Agreement, the Business Cooperation Agreement, the Proxy Agreement, the Exclusive Option Agreement, and the Equity Interest Pledge Agreement executed by him or her on January 22, 2022.

Consent Letter

Each spouse of shareholder of Zhisheng had signed a Consent letter. Under Consent Letter, each spouse of shareholder of Zhisheng confirm and agree that the equity interest in the Zhisheng held by each shareholder of Zhisheng is her or his individual property not the joint property, which each shareholder of Zhisheng is entitled to dispose of on her or his own.

The Company’s ability to conduct its car owner services business that specializes in car owner services may be negatively affected if the PRC government was to carry out any aforementioned actions.

Feipeng

The Feipeng BVI, which is acquired by the Company on December 21, 2022, operates business mainly through its variable interest entities (“VIE”) in the PRC, based on a series of contractual arrangements (collectively the “VIE Agreements”). As a result of the VIE Agreements that our Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”) entered with Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”), and its shareholders, the control and benefits of Feipeng were accrued to us subject to the conditions that we have satisfied for consolidation of Feipeng under U.S. GAAP. Such conditions include that (i) we control Feipeng through power to govern the activities which most significantly impact Feipeng’s economic performance, (ii) we are contractually obligated to absorb losses of Feipeng that could potentially be significant to Feipeng, and (iii) we are entitled to receive benefits from Feipeng that could potentially be significant to Feipeng. We are regarded as the primary beneficiary of Feipeng, and Feipeng is treated as our consolidated affiliated entity under U.S. GAAP. We have consolidated the financial results of Feipeng in our consolidated financial statements for accounting purposes in accordance with U.S. GAAP.

The following is a summary of VIE Agreements by and among Feipeng, a subsidiary of Feipeng BVI, Feipeng WFOE and the shareholders of Feipeng BVI. Each of the VIE Agreements is described in detail below:

Master Exclusive Service Agreement

Under the Master Exclusive Service Agreement dated December 20, 2022, Feipeng WFOE has agreed to provide the following services (among others) to Feipeng:

●	information consulting services regarding the business operation of Service Receiving Parties;

●	public relation services;

●	market investigation, research and consulting services;

●	Leasing, assignment or disposal of properties;

●	recruiting, managing and training of necessary personnel to sustain the business operation;

●	marketing channel to cooperate with business-relating third-party platforms;

●	customer order management and customer services;

●	mid or short-term market development and market planning services;

●	human resource management and internal information management;

●	Design, installation, daily management, maintenance and updating of network system, hardware and database design, and/or other services determined from time to time by Feipeng according to the need of business and capacity of the Feipeng WFOE.

This agreement was effective from December 20, 2022 and will continue to be effective unless it is terminated by written notice of Feipeng.

Business Cooperation Agreement

Under the Exclusive Option Agreement entered into by Feipeng WFOE, Feipeng and the shareholders of Feipeng, dated December 20, 2022, all parties agreed that without obtaining Feipeng WFOE ’s prior written consent, Feipeng shall not, and each of the Feipeng and shareholders of Feipeng shall cause each of Feipeng and its subsidiaries not to, engage in any transaction which may materially affect its asset obligation right or operation. Furthermore, Feipeng shall and shareholders of Feipeng shall cause Feipeng and its subsidiaries to accept suggestions raised by Feipeng WFOE over the employee engagement and replacement, daily operation, dividend distribution and financial management systems of Feipeng and its subsidiaries and Feipeng and its subsidiaries shall strictly abide by and perform accordingly.

Equity Interest Pledge Agreement

The shareholders of Feipeng entered into an Equity Pledge Interest Agreement with Feipeng WFOE, dated December 20, 2022. Under such equity pledge agreement, each of the shareholders of Feipeng pledged its respective equity interest in Feipeng to Feipeng WFOE to secure such shareholder’s obligations under the Exclusive Option Agreement, Proxy Agreement, Master Exclusive Service Agreement, and Letter of Confirmation and Undertaking.

Each of such shareholders further agreed not to transfer or pledge his or her respective equity interest in Feipeng without the prior written consent of Feipeng WFOE. The equity pledge agreement will remain effective until the shareholders fulfill their obligations and Feipeng WFOE discharges all the shareholders’ obligations under these VIE Agreements in writing.

Exclusive Option Agreement

Under the Exclusive Option Agreement entered into by Feipeng WFOE, Feipeng and the shareholders of Feipeng, dated December 20, 2022, the shareholders of Feipeng granted Feipeng WFOE or its designee an option to purchase all or a portion of their respective equity interest in Feipeng for the RMB 1.

Each of shareholders of Feipeng agreed that, as of the effective date of this agreement, but before the transfer of all or part of the Feipeng’s equity interest to Feipeng WFOE, if the shareholders obtain dividends, bonuses or residual property from Feipeng, the shareholders shall transfer all the income (after tax) to Feipeng WFOE.

The exclusive option agreement shall remain in effect until all of the equity interests in or assets of Feipeng have been acquired by Feipeng WFOE or its designee, and upon the condition that Feipeng WFOE and its subsidiaries, branches can engage in the business of Feipeng legally.

Feipeng WFOE has the right to unilaterally terminate this agreement immediately by sending written notices to Feipeng and the shareholders of Feipeng at any time without liability for the breach. Unless otherwise mandatory by Chinese law, Feipeng and its shareholders has no right to unilaterally terminate this agreement.

Proxy Agreement

Under the Proxy Agreement among Feipeng WFOE, Feipeng and the shareholders of Feipeng, dated December 20, 2022, each of the shareholders of Feipeng has agreed to irrevocably entrust Feipeng WFOE or its designee to represent it to exercise all the shareholders’ rights to which it is entitled as a shareholder of Feipeng.

The Proxy Agreement is irrevocable and shall remain effective until upon the instruction of Feipeng WFOE.

Letter of Confirmation and Undertaking

Each shareholder of Feipeng had signed a Letter of Confirmation and Undertaking. Under the Letter of Confirmation and Undertaking, each shareholder of Feipeng confirmed undertake and warrant that his or her successor, guardian, creditor, spouse or any other person that may be entitled to assume rights and interests in the equity interest of Feipeng held by him or her upon his or her death incapacity, divorce or any circumstances that may affect his or her ability to exercise rights of shareholder in Feipeng will not, in any manner and under any circumstances, take any action that may affect or hinder the fulfillment of his or her obligations under each of the Master Exclusive Service Agreement, the Business Cooperation Agreement, the Proxy Agreement, the Exclusive Option Agreement, and the Equity Interest Pledge Agreement executed by him or her on December 20, 2022.

Consent Letter

Each spouse of shareholder of Feipeng had signed a Consent letter. Under Consent Letter, each spouse of shareholder of Feipeng confirm and agree that the equity interest in the Feipeng held by each shareholder of Feipeng is her or his individual property not the joint property, which each shareholder of Feipeng is entitled to dispose of on her or his own.

The Company’s ability to conduct its regional trucking services may be negatively affected if the PRC government was to carry out any aforementioned actions.

As a result, The Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue, expense, net income presented on consolidated statement of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statement of cash flows are consolidation of the financial position, operation and cash flow of the Company’s subsidiaries, VIE and VIE’s subsidiaries. The Company has not provided any financial support to Cheyi Network, Zhisheng, Feipeng for the years ended as of December 31, 2022 and 2021.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of income and comprehensive income, which are prepared before eliminating the inter-company balances and transactions between the VIEs, the subsidiaries of the VIEs and the Company and its subsidiaries, are as follows:

	As of	As of
	December 31,	December 31,
	2022	2021
	USD	USD
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,936,430	1,477,065
Accounts receivable, net	17,625,183	216,572
Prepayments	5,687,920	575,913
Other receivables	2,776,885	1,350,331
Loans receivable	1,721,594	3,410,833
Amount due from related parties	877,598	-
Total current assets	32,625,610	7,030,714

NON-CURRENT ASSET
Property and equipment, net	7,737,384	9,980,931
Deferred tax assets	15,175	10
Deposits	2,345,084	595,149
Total non-current asset	10,097,643	10,576,090
Total assets	$42,723,253	$17,606,804

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term bank borrowings	$3,825,617	$1,647,679
Accounts and notes payable	6,509,409	803,784
Other payables and accrued liabilities	4,194,169	1,631,610
Amount due to related parties	5,958,665	-
Tax payable	4,174,642	1,859,485
Current portion of capital lease and financing obligations	704,504	-
Total current liabilities	25,367,006	5,942,558

NON-CURRENT LIABILITIES
Long-term portion of capital lease and financing obligations	1,158,642	2,351,104
Total non-current liabilities	1,158,642	2,351,104
Total liabilities	26,525,648	8,293,662

SHAREHOLDERS’ EQUITY
Ordinary shares	1,454,440	1,454,440
Additional paid-in capital	1,992,881	383,721
Statutory reserves	536,962	468,522
Other reserves	12,349,552	325,456
Retained earnings	-	6,236,232
Accumulated other comprehensive (loss) income	(136,230)	444,771
Total shareholders’ equity	16,197,605	9,313,142
Total liabilities and shareholders’ equity	$42,723,253	$17,606,804

	For the Years Ended December 31,
	2022	2021
Revenues	$77,611,882	$-
Net income	$2,487,522	$-

	For the Years Ended December 31,
	2022	2021
Net cash flows from operating activities	$(1,435,387)	$-
Net cash flows from investing activities	$778,705	$-
Net cash flows from financing activities	$779,811	$-

There are no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, except for the restricted assets disclosed in Note - 19. Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends.

As the VIEs are incorporated as limited liability company under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs in normal course of business.